Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following, in thousands:

	June 30, 2015	December 31, 2014
Accounts payable	$715	$226
Accrued expenses	1,193	581
Accrued compensation and benefits	584	39

Total accounts payable and accrued expenses	$2,492	$846

Accounts payable and accrued liabilities consisted of the following, in thousands:

December 31, 2014
Accounts payable	$226
Accrued expenses	568
Accrued compensation and benefits	39

Total accounts payable and accrued expenses	$833